BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Balances And Transactions With Related Parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 21: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties

As of December 31, 2024

		Other
		interested and
	Key management	related
	personnel	parties

Vendors	$-	$7

Other accounts payable	$331	$110

As of December 31, 2023

		Other
		interested and
	Key management	related
	personnel	parties

Vendors	$-	$45

Other accounts payable	$335	$57

b.	Benefits to interested and related parties:

	Year ended December 31,
	2024	2023	2022

Salary to those employed by the Company or on its behalf	$-	$-	$762

Directors’ fees to those not employed by the Company or on its behalf	$453	$411	$280

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	-	-	3
Directors not employed by the Company	9	8	5
	9	8	8

c.	Share-based payment:

	Year ended December 31,
	2024	2023	2022
Share-based payment to those employed by the Company or on its behalf	$354	$207	$287

Share-based payment to those not employed by the Company or on its behalf	$429	$102	$28

d.	Transactions with interested and related parties:

Year ended December 31, 2024

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$-	$70
General and administrative expenses	846	383

	$846	$453

Year ended December 31, 2023

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$-	$70
General and administrative expenses	801	298

	$801	$368

Year ended December 31, 2022

	Key management personnel (*)	Other interested and related parties
Research and development expenses	$107	$81
General and administrative expenses	861	308

	$968	$389

  *)       Some of the key management personnel are interested parties by virtue of holdings.

e.	For transactions including the issuance of shares and warrants to related parties, see Note 13C.

f.	For information regarding the fair value of the options granted to directors, see Note 18b.